UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 95.0%
CONSUMER DISCRETIONARY - 22.2%
689,288	CBS Corp., Class B (a)	42,597,998
215,330	CBS Outdoor Americas, Inc. (b)	6,298,403
459,675	Conn’s, Inc. (b)(c)	17,858,374
274,525	Five Below, Inc. (b)(c)	11,661,822
272,468	GNC Holdings, Inc., Class A (a)	11,994,041
118,668	Grupo Televisa SAB ADR	3,950,458
707,650	H&R Block, Inc.	21,363,954
71,100	Hanesbrands, Inc.	5,437,728
197,800	Harley-Davidson, Inc.	13,175,458
333,242	Life Time Fitness, Inc. (b)(c)	16,028,940
880,133	Melco Crown Entertainment, Ltd. ADR (a)(b)	34,017,140
3,096,978	News Corp., Class A (a)(b)	53,329,961

		237,714,277

CONSUMER STAPLES - 3.3%
643,251	Fresh Market, Inc. (The) (b)(c)	21,613,234
2,002,900	Rite Aid Corp. (b)	12,558,183
17,120	Spectrum Brands Holdings, Inc.	1,364,464

		35,535,881

ENERGY - 9.6%
149,354	Cabot Oil & Gas Corp.	5,060,114
156,469	Diamondback Energy, Inc. (b)	10,531,928
100,000	Halliburton Co.	5,889,000
250,000	Marathon Petroleum Corp. (a)	21,760,000
106,836	Ocean Rig UDW, Inc. (b)	1,900,612
181,414	Pioneer Natural Resources Co. (a)	33,949,816
457,150	SunEdison, Inc. (b)	8,612,706
295,300	Valero Energy Corp.	15,680,430

		103,384,606

Shares		Value ($)
Common Stocks (continued)
FINANCIAL - 16.4%
72,482	Affiliated Managers Group, Inc. (a)(b)	14,500,024
215,000	American International Group, Inc. (a)	10,752,150
459,303	Arthur J. Gallagher & Co. (a)	21,853,637
477,200	BankUnited, Inc.	16,592,244
110,319	CIT Group, Inc.	5,407,837
869,397	E*TRADE Financial Corp. (b)	20,013,519
1,063,098	Fidelity National Financial, Inc., Class A (a)	33,423,801
449,375	Legg Mason, Inc. (a)	22,037,350
202,025	MetLife, Inc.	10,666,920
350,100	NMI Holdings, Inc., Class A (b)(c)	4,103,172
407,048	SunTrust Banks, Inc.	16,196,440

		175,547,094

HEALTHCARE - 8.5%
551,025	Acadia Healthcare Co., Inc. (b)(c)	24,862,248
39,700	Actavis PLC (b)	8,172,245
162,100	Forest Laboratories, Inc. (b)	14,956,967
89,350	McKesson Corp.	15,776,529
206,467	Valeant Pharmaceuticals International, Inc. (b)	27,218,545

		90,986,534

INDUSTRIALS - 10.8%
311,285	AerCap Holdings NV (a)(b)	13,133,114
152,250	American Airlines Group, Inc. (b)	5,572,350
261,350	B/E Aerospace, Inc. (b)	22,682,567
127,066	Colfax Corp. (b)	9,063,618
202,000	Kirby Corp. (b)(c)	20,452,500
243,704	MasTec, Inc. (b)(c)	10,586,502
333,199	Pendrell Corp. (b)	609,754
270,000	Textron, Inc.	10,608,300

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks (continued)
INDUSTRIALS (continued)
229,050	Watsco, Inc.	22,884,385

		115,593,090

INFORMATION TECHNOLOGY - 19.5%
163,218	Alliance Data Systems Corp. (a)(b)	44,468,744
512,900	Aruba Networks, Inc. (b)(c)	9,616,875
520,350	Ciena Corp. (b)	11,832,759
213,200	Cognizant Technology Solutions Corp., Class A (b)	10,790,052
352,160	Facebook, Inc., Class A (a)(b)	21,214,118
15,200	Google, Inc., Class A (a)(b)	16,940,552
339,425	Hewlett-Packard Co.	10,983,793
281,723	Monolithic Power Systems, Inc. (a)(b)	10,922,401
240,554	NXP Semiconductor NV (b)	14,146,981
450,000	Qlik Technologies, Inc. (b)	11,965,500
435,200	Rackspace Hosting, Inc. (a)(b)(c)	14,283,264
351,850	Salesforce.com, Inc. (a)(b)	20,087,117
329,700	Yahoo!, Inc. (b)	11,836,230

		209,088,386

MATERIALS - 1.0%
96,900	Monsanto Co.	11,024,313

TELECOMMUNICATION SERVICES - 3.7%
432,657	SBA Communications Corp., Class A (a)(b)	39,354,481

	Total Common Stocks (Cost $974,141,483)	1,018,228,662

Contracts
Purchased Put Options (d) - 0.2%
400,000	SPDR S&P 500 ETF Trust	324,000
250,000	SPDR S&P 500 ETF Trust	317,500
150,000	TWITTER, Inc.	1,035,000

	Total Purchased Put Options (Cost $2,121,542)	1,676,500

Shares		Value ($)
Investment Companies (e) - 11.0%
118,340,774	State Street Navigator Prime Securities Lending Portfolio	118,340,774

	Total Investment Companies (Cost $118,340,774)	118,340,774

Total Investments - 106.2% (Cost $1,094,603,799) (f)		1,138,245,936

Securities Sold Short (g) - (33.7)%
Common Stocks & Exchange-Traded Funds - (33.7)%
CONSUMER DISCRETIONARY - (5.9)%
139,100	Consumer Discretionary Select Sector SPDR Fund, ETF	(9,002,552)
100,000	Gannett Co., Inc.	(2,760,000)
88,668	Lamar Advertising Co., Class A (h)	(4,521,181)
80,530	McDonald’s Corp.	(7,894,356)
257,298	REA Group, Ltd.	(11,625,739)
55,000	Scripps Networks Interactive, Inc., Class A	(4,175,050)
113,250	SPDR S&P Retail, ETF	(9,541,313)
103,900	Tempur Sealy International, Inc. (h)	(5,264,613)
40,400	Time Warner, Inc.	(2,639,332)
25,000	Wynn Resorts, Ltd.	(5,553,750)

		(62,977,886)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
CONSUMER STAPLES (continued)
30,000	Walgreen Co.	(1,980,900)
150,000	Whole Foods Market, Inc.	(7,606,500)

		(9,587,400)

ENERGY - (1.4)%
27,300	Schlumberger, Ltd.	(2,661,750)
122,489	SPDR S&P Oil & Gas Exploration & Production, ETF	(8,798,385)
60,000	Whiting Petroleum Corp. (h)	(4,163,400)

		(15,623,535)

FINANCIAL - (12.8)%
40,400	Bank of Montreal	(2,707,120)
215,650	Bank of Nova Scotia	(12,510,142)
30,875	BlackRock, Inc.	(9,709,570)
64,600	Canadian Imperial Bank of Commerce	(5,574,768)
35,400	Everest Re Group, Ltd.	(5,417,970)
370,408	Federated Investors, Inc., Class B	(11,312,260)
53,000	Financial Engines, Inc.	(2,691,340)
323,200	First American Financial Corp.	(8,580,960)
70,000	iShares Core S&P Mid-Cap, ETF	(9,622,200)
75,524	MarketAxess Holdings, Inc.	(4,472,531)
605,309	People’s United Financial, Inc.	(9,000,945)
51,450	Prudential Financial, Inc.	(4,355,243)
230,000	SPDR S&P 500 ETF Trust	(43,019,200)
94,850	Travelers Cos., Inc. (The)	(8,071,735)

		(137,045,984)

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
HEALTHCARE - (1.2)%
34,000	AmerisourceBergen Corp.	(2,230,060)
175,000	Health Care Select Sector SPDR Fund, ETF	(10,235,750)

		(12,465,810)

INDUSTRIALS - (4.1)%
51,259	Air Lease Corp.	(1,911,448)
62,450	Deere & Co.	(5,670,460)
100,100	FedEx Corp.	(13,269,256)
115,400	JB Hunt Transport Services, Inc.	(8,299,568)
64,665	Kansas City Southern	(6,599,710)
93,560	Lennox International, Inc.	(8,505,540)

		(44,255,982)

INFORMATION TECHNOLOGY - (6.9)%
1,157,000	Advanced Micro Devices, Inc. (h)	(4,639,570)
118,300	Analog Devices, Inc.	(6,286,462)
41,600	CGI Group, Inc., Class A (h)	(1,286,272)
25,000	F5 Networks, Inc. (h)	(2,665,750)
210,200	Market Vectors Semiconductor, ETF	(9,587,222)
157,300	NCR Corp. (h)	(5,749,315)
89,450	NetApp, Inc.	(3,300,705)
184,034	Paychex, Inc.	(7,839,848)
51,100	Powershares QQQ Trust Series 1, ETF	(4,480,448)
45,543	SanDisk Corp.	(3,697,636)
79,500	SAP AG ADR	(6,464,145)
150,000	Seagate Technology PLC	(8,424,000)
272,250	Technology Select Sector SPDR Fund, ETF	(9,896,288)

		(74,317,661)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Long/Short Equity Fund

Shares		Value ($)
Securities Sold Short (continued)
Common Stocks & Exchange-Traded Funds (continued)
TELECOMMUNICATION SERVICES - (0.5)%
71,500	Crown Castle International Corp.	(5,275,270)

	Total Common Stocks & Exchange-Traded Funds (Proceeds $350,768,749)	(361,549,528)

	Total Securities Sold Short (Proceeds $350,768,749)	(361,549,528)

Other Assets & Liabilities, Net - 27.5%		295,342,164

Net Assets - 100.0%		1,072,038,572

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $369,303,934.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $116,424,238. The loaned securities were secured with cash collateral of $118,340,774. Collateral is calculated based on prior day’s prices.
(d)	Options are shown at market value.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	Cost for U.S. federal income tax purposes is $1,104,363,338.
(g)	As of March 31, 2014, $292,811,083 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(h)	No dividend payable on security sold short.

Currency Abbreviations:
AUD	Australian Dollar
USD	United States Dollar

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCS	Morgan Stanley Capital Services LLC
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, brokered by Bank of America, for which $331,150 was pledged as collateral, open at March 31, 2014:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
AUD v.USD	June 2014	179	$16,512,750	$(537,782)

The Fund had the following swap contracts open at March 31, 2014:
Description	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Short Equity Index TRS	MSCS	March 21, 2016	$(17,054,959)	$(17,075,835)	$0	$(20,876)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks - 74.1%
CONSUMER DISCRETIONARY - 1.2%
141,445	Service Corp. International (a)(b)	2,811,927

FINANCIAL - 3.3%
91,175	Aon PLC (a)	7,684,229

HEALTHCARE - 66.1%
Biotechnology - 15.2%
67,833	ACADIA Pharmaceuticals, Inc. (a)(c)	1,650,377
53,000	Alkermes PLC (c)	2,336,770
242,714	Aquinox Pharmaceuticals, Inc. (b)(c)	3,089,749
4,179	Biogen Idec, Inc. (c)	1,278,231
11,991	Cepheid, Inc. (b)(c)	618,496
70,191	Chimerix, Inc. (c)	1,603,162
100,000	Exact Sciences Corp. (b)(c)	1,417,000
483,861	Galena Biopharma, Inc. (b)(c)	1,209,652
116,027	Galmed Pharmaceuticals, Ltd. (c)	1,330,830
102,191	Gilead Sciences, Inc. (a)(b)(c)	7,241,254
34,975	Ignyta, Inc. (b)(c)	290,293
4,210	Intercept Pharmaceuticals, Inc. (b)(c)	1,388,416
80,000	Keryx Biopharmaceuticals, Inc. (b)(c)	1,363,200
70,000	MannKind Corp. (b)(c)	281,400
445,950	Nanosphere, Inc. (b)(c)	958,792
80,000	Neurocrine Biosciences, Inc. (b)(c)	1,288,000
110,000	Onconova Therapeutics, Inc. (b)(c)	697,400
156,943	Repligen Corp. (b)(c)	2,018,287
163,788	Sarepta Therapeutics, Inc. (b)(c)	3,935,826
112,501	Vanda Pharmaceuticals, Inc. (c)	1,828,141

		35,825,276

Healthcare Distributors - 4.1%
72,303	Cardinal Health, Inc. (a)	5,059,764
25,729	McKesson Corp. (a)	4,542,969

		9,602,733

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Healthcare Equipment - 12.8%
417,094	Amedica Corp. (b)(c)	3,136,547
94,521	Cardiovascular Systems, Inc. (a)(c)	3,004,823
1,068,076	Genesys Ventures IA, LP (c)(d)	450,728
87,227	GenMark Diagnostics, Inc. (a)(b)(c)	867,036
107,122	Globus Medical, Inc., Class A (a)(b)(c)	2,848,374
21,712	HeartWare International, Inc. (b)(c)	2,036,151
70,154	Inogen, Inc. (c)	1,158,243
17,670	Medtronic, Inc.	1,087,412
36,718	Novadaq Technologies, Inc. (a)(b)(c)	818,077
133,513	NuVasive, Inc. (a)(b)(c)	5,128,234
15,290	St Jude Medical, Inc. (b)	999,813
29,286	Teleflex, Inc. (b)	3,140,631
139,061	Thoratec Corp. (a)(c)	4,979,774
26,920	Veracyte, Inc. (b)(c)	461,140

		30,116,983

Healthcare Facilities - 3.2%
14,513	Acadia Healthcare Co., Inc. (a)(b)(c)	654,827
85,194	Adcare Health Systems, Inc. (a)(b)(c)	354,407
117,398	Brookdale Senior Living, Inc. (a)(b)(c)	3,934,007
50,000	HCA Holdings, Inc. (a)(c)	2,625,000

		7,568,241

Healthcare Services - 5.7%
165,938	BioScrip, Inc. (b)(c)	1,158,247
95,876	Catamaran Corp. (a)(c)	4,291,410
3,982,699	CNS Response, Inc. (c)(d)	1,091,658
55,645	ExamWorks Group, Inc. (a)(b)(c)	1,948,131
37,122	Express Scripts Holding Co. (a)(c)	2,787,491
261,734	RadNet, Inc. (b)(c)	743,325

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Healthcare Services (continued)
33,150	Team Health Holdings, Inc. (a)(c)	1,483,462

		13,503,724

Healthcare Supplies - 0.2%
30,000	Derma Sciences, Inc. (c)	380,400

Healthcare Technology - 1.9%
156,341	Castlight Health, Inc., Class B (b)(c)	3,317,556
13,777	HealthStream, Inc. (b)(c)	367,846
139,912	Streamline Health Solutions, Inc. (c)	703,757

		4,389,159

Life Sciences Tools & Services - 8.7%
145,559	Albany Molecular Research, Inc. (b)(c)	2,705,942
40,913	Covance, Inc. (a)(b)(c)	4,250,861
114,453	ICON PLC (a)(c)	5,442,240
219,115	NanoString Technologies, Inc. (a)(b)(c)	4,524,725
64,523	PAREXEL International Corp. (a)(b)(c)	3,490,049

		20,413,817

Managed Healthcare - 2.9%
82,405	United Health Group, Inc. (a)(b)	6,756,386

Pharmaceuticals - 11.4%
11,904	Actavis PLC (a)(c)	2,450,438
145,745	Alimera Sciences, Inc. (b)(c)	1,149,928
208,362	Aratana Therapeutics, Inc. (b)(c)	3,867,199

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Pharmaceuticals (continued)
52,150	Bristol-Myers Squibb Co.	2,709,193
106,036	Dipexium Pharmaceuticals, Inc. (c)	1,064,601
236,680	Endocyte, Inc. (a)(b)(c)	5,635,351
31,347	GlaxoSmithKline PLC, ADR (a)(b)	1,674,870
26,809	Intra-Cellular Therapies, Inc. (b)(c)	487,388
96,605	Merck & Co., Inc. (a)	5,484,266
62,136	Relypsa, Inc. (b)(c)	1,852,274
12,122	Stada Arzneimittel AG	519,007

		26,894,515

		155,451,234

INDUSTRIALS - 1.9%
40,000	Towers Watson & Co., Class A	4,562,000

INFORMATION TECHNOLOGY - 1.6%
123,868	Care.com, Inc. (b)(c)	2,050,015
44,222	WebMD Health Corp. (b)(c)	1,830,791

		3,880,806

	Total Common Stocks (Cost $174,979,767)	174,390,196

Units
Rights (c) - 0.0%
HEALTHCARE - 0.0%
Healthcare Equipment - 0.0%
69,326	Wright Medical Group, Inc.	56,847

	Total Rights (Cost $188,241)	56,847

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Long/Short Healthcare Fund

Units		Value ($)
Warrants (c)(d) - 1.7%
HEALTHCARE - 1.7%
Biotechnology - 0.4%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	103,100
121,816	MediciNova, Inc., expires 03/24/2016	63,773
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	771,562

		938,435

Life Sciences Tools & Services - 0.0%
40,000	Pluristem Therapeutics, Inc., expires 01/27/2016	48,146
30,000	pSivida Corp., expires 01/19/2016	40,842

		88,988

Pharmaceuticals - 1.3%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016	1,858
252,549	Horizon Pharmaceuticals, expires 09/20/2017	2,966,494
521,727	Neostem, Inc., expires 07/19/2016	88,915

		3,057,267

		4,084,690

	Total Warrants (Cost $—)	4,084,690

Shares
Investment Companies (e) - 22.5%
52,868,425	State Street Navigator Prime Securities Lending Portfolio	52,868,425

	Total Investment Companies (Cost $52,868,425)	52,868,425

Total Investments - 98.3%
(Cost $228,036,433) (f)		231,400,158

Shares		Value ($)
Securities Sold Short (g) - (27.0)%
Common Stocks - (27.0)%
HEALTHCARE - (27.0)%
Biotechnology - (10.2)%
39,167	BioMarin Pharmaceutical, Inc. (h)	(2,671,581)
28,877	Clovis Oncology, Inc. (h)	(2,000,310)
53,425	ImmunoGen, Inc. (h)	(797,635)
41,395	Incyte Corp., Ltd. (h)	(2,215,460)
81,004	Intrexon Corp. (h)	(2,129,595)
69,711	Ironwood Pharmaceuticals, Inc. (h)	(858,839)
89,109	MediciNova, Inc. (h)	(184,456)
118,519	Myriad Genetics, Inc. (h)	(4,052,165)
34,015	NPS Pharmaceuticals, Inc. (h)	(1,018,069)
40,244	Organovo Holdings, Inc. (h)	(307,464)
78,945	Seattle Genetics, Inc. (h)	(3,596,734)
17,341	Synageva BioPharma Corp. (h)	(1,438,783)
36,737	Tekmira Pharmaceuticals Corp. (h)	(789,478)
35,024	TESARO, Inc. (h)	(1,032,508)
175,997	Threshold Pharmaceuticals, Inc. (h)	(837,746)

		(23,930,823)

Healthcare Distributors - (1.2)%
69,301	Patterson Cos., Inc.	(2,894,010)

Healthcare Equipment - (2.7)%
79,325	Abaxis, Inc. (h)	(3,084,156)
72,708	ResMed, Inc.	(3,249,320)

		(6,333,476)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks (continued)
HEALTHCARE (continued)
Healthcare Facilities - (2.8)%
70,360	Community Health Systems, Inc. (h)	(2,756,001)
34,817	LifePoint Hospitals, Inc. (h)	(1,899,268)
44,220	Tenet Healthcare Corp. (h)	(1,893,058)

		(6,548,327)

Healthcare Services - (4.8)%
42,796	Chemed Corp.	(3,828,102)
67,345	Fresenius Medical Care AG & Co. KGaA, ADR	(2,346,973)
163,682	Gentiva Health Services, Inc. (h)	(1,492,780)
21,592	LHC Group, Inc. (h)	(476,320)
53,226	Quest Diagnostics, Inc.	(3,082,850)

		(11,227,025)

Managed Healthcare - (1.2)%
25,890	Humana, Inc.	(2,918,321)

Pharmaceuticals - (4.1)%
38,871	Eli Lilly & Co.	(2,287,947)
27,037	Endo International PLC (h)	(1,856,090)
239,922	Horizon Pharma, Inc. (h)	(3,627,620)
52,283	Medicines Co. (The) (h)	(1,485,883)
94,325	Sciclone Pharmaceuticals, Inc. (h)	(429,179)

		(9,686,719)

		(63,538,701)

	Total Common Stocks (Proceeds $64,313,397)	(63,538,701)

	Total Securities Sold Short (Proceeds $64,313,397)	(63,538,701)

Other Assets & Liabilities, Net - 28.7%		67,455,419

Net Assets - 100.0%		235,316,876

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $59,958,694.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $52,664,017. The loaned securities were secured with cash collateral of $52,868,425. Collateral is calculated based on prior day’s prices.
(c)	Non-income producing security.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $5,627,076, or 2.4% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2014.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	Cost for U.S. federal income tax purposes is $228,616,202.
(g)	As of March 31, 2014, $82,268,623 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(h)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 74.7%
AEROSPACE - 1.1%
4,987,374	Sequa Corp. Initial Term Loan 06/19/2017 (b)	4,899,048
8,415,000	United Airlines, Inc. Class B Term Loan 3.50%, 04/01/2019	8,429,726

		13,328,774

BROADCASTING - 2.4%
1,965,150	Charter Communications Operating LLC Term Loan F 3.00%, 01/03/2021	1,950,519
21,571,429	Clear Channel Communications, Inc. Tranche D Term Loan 01/30/2019 (b)	21,163,836
5,448,554	Comcorp Broadcasting, Inc. Term Loan 9.00%, 04/03/2014 (c)	5,448,554

		28,562,909

CHEMICALS - 5.3%
1,756,874	Allnex U.S.A., Inc. Tranche B-2 Term Loan 4.50%, 10/03/2019	1,767,855
592,592	Second Lien Term Loan 8.25%, 04/03/2020	604,444
12,263,604	Arysta LifeScience SPC LLC First Lien Initial Term Loan 05/29/2020 (b)	12,307,078
5,750,000	Second Lien Initial Term Loan 8.25%, 11/30/2020	5,857,812

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
CHEMICALS (continued)
17,954,774	Axalta Coating Systems Dutch Holding B BV and Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term Loan B 02/01/2020 (b)	17,993,466
10,837,985	MacDermid, Inc. Tranche B First Lien Term Loan 4.00%, 06/08/2020	10,879,983
14,339,924	Univar, Inc. New Term Loan B 5.00%, 06/30/2017	14,320,996

		63,731,634

CONSUMER DISCRETIONARY - 1.9%
3,857,143	Cooper Standard Automotive, Inc. Term Loan 04/04/2021 (b)	3,869,216
3,221,086	FGI Operating Company, LLC Term Loan B 5.50%, 04/19/2019	3,275,442
7,777,778	IMG Worldwide, Inc. Term Loan 03/19/2021 (b)	7,743,789
7,735,294	Maxim Crane Works, L.P. Second Lien Term Loan 11/26/2018 (b)	7,914,211

		22,802,658

CONSUMER PRODUCTS - 1.7%
20,310,785	SRAM LLC First Lien Term Loan 04/10/2020 (b)	20,272,702

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
ENERGY - 2.5%
10,485,232	Arch Coal, Inc. Term Loan 05/16/2018 (b)	10,351,965
13,578,125	Azure Midstream Energy LLC Term Loan 6.50%, 11/15/2018	13,730,879
1,431,694	Fieldwood Energy LLC Closing Date Second Lien Term Loan 09/30/2020 (b)	1,494,781
4,545,455	Petroleum Geo-Services ASA Extended Term Loan 03/14/2021 (b)	4,522,023

		30,099,648

FINANCIAL - 4.0%
9,144,893	Cunningham Lindsey U.S., Inc. First Lien Initial Term Loan 5.00%, 12/10/2019	9,171,551
16,006,068	National Financial Partners Corp. Term Loan B 07/01/2020 (b)	16,131,156
7,750,000	Nuveen Investments, Inc. Tranche B First Lien Term Loan 4.15%, 05/15/2017	7,781,116
3,000,000	Tranche B Second Lien Term Loan 6.50%, 02/28/2019	3,013,125
12,323,187	Ocwen Loan Servicing Initial Term Loan 02/15/2018 (b)	12,397,619

		48,494,567

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
FOOD & DRUG - 1.9%
23,630,421	SUPERVALU, Inc. New Term Loan 4.50%, 03/21/2019	23,697,650

FOOD & TOBACCO - 1.0%
11,910,000	US Foods, Inc. Incremental Term Loan 4.50%, 03/29/2019	11,982,949

FOREST PRODUCTS & CONTAINERS - 0.3%
3,316,335	Berlin Packaging LLC First Lien Term Loan 4.75%, 04/02/2019	3,343,977

GAMING & LEISURE - 0.5%
22,925,890	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked Deposit (d)	458,518
49,138,954	First Lien Tranche B Term Loan (d)	982,779
7,000,000	Second Lien Term Loan (c)(d)	—
10,307,765	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (c)	4,575,617
18,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (c)(d)	—

		6,016,914

HEALTHCARE - 6.6%
6,446,000	Akorn, Inc. Term Loan B 11/13/2020 (b)	6,522,546

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HEALTHCARE (continued)
5,837,885	Biomet Inc. Dollar Term Loan B-2 3.66%, 07/25/2017	5,853,210
9,601,000	Catalent Pharma Solutions, Inc. Term Loan 6.50%, 12/29/2017	9,745,015
31,146,760	CCS Medical, Inc. First Lien Term Loan 8.25%, 03/31/2015 (c)	29,504,391
6,812,438	Kinetic Concepts, Inc. Dollar Term Loan E-1 4.00%, 05/04/2018	6,832,875
3,636,364	Medpace Inc. Term Loan 03/31/2021 (b)	3,663,637
7,299,927	Onex Carestream Finance LP First Lien Term Loan 5.01%, 06/07/2019	7,388,877
6,808,501	Second Lien Term Loan 9.50%, 12/07/2019	6,973,063
2,970,000	United Surgical Partners International, Inc. Tranche B Term Loan 4.75%, 04/03/2019	2,989,795

		79,473,409

HOUSING - 0.9%
2,970,000	CBRE Services, Inc. Tranche B Term Loan 2.90%, 03/29/2021	2,968,174
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
HOUSING (continued)
166,449	Las Vegas Land Holdings LLC Term Loan 2.15%, 03/31/2016 (c)	166,449
7,591,233	LBREP/L-Suncal Master I LLC First Lien Term Loan (c)(d)	575,415
2,199,965	Nevada Land Group LLC First Lien Initial Term Loan 40.15%, 11/10/2014	2,095,467
2,156,713	Second Lien Initial Term Loan 10.00%, 11/12/2014 (c)	1,141,332

		10,946,837

INFORMATION TECHNOLOGY - 8.7%
20,678,398	Avaya, Inc. Replacement Term Loan B-6 03/30/2018 (b)	20,749,429
26,834,155	Dell Inc. Term Loan B 4.50%, 04/29/2020	26,697,166
2,246,717	Freescale Semiconductor, Inc. Tranche B-4 Term Loan 02/28/2020 (b)	2,260,928
10,718,161	Tranche B-5 Term Loan 01/15/2021 (b)	10,846,511
11,734,816	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	11,844,829
4,917,225	Second Lien Initial Term Loan 9.75%, 04/30/2020	5,126,207
2,657,407	Novell, Inc. First Lien Term Facility 7.25%, 11/22/2017	2,680,673

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
INFORMATION TECHNOLOGY (continued)
10,677,950	RP Crown Parent, LLC First Lien New Term Loan 6.00%, 12/21/2018	10,659,050
11,970,000	Scientific Games International, Inc. Initial Term Loan 4.25%, 10/18/2020	12,001,002
3,098,036	Vertafore, Inc. Term Loan 10/03/2019 (b)	3,111,590

		105,977,385

MANUFACTURING - 3.0%
8,000,000	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	8,150,000
9,076,936	Term Loan B 5.50%, 04/09/2020	9,145,013
1,529,712	Filtration Group Corp. First Lien Term Loan 4.50%, 11/21/2020	1,542,141
480,000	Second Lien Initial Term Loan 8.25%, 11/21/2021	491,801
16,957,857	Veyance Technologies, Inc. Term Loan 5.25%, 09/08/2017	17,087,669

		36,416,624

MEDIA & TELECOMMUNICATIONS - 9.0%
6,285,833	Aufinco Pty, Ltd. Term Loan B 4.00%, 05/29/2020	6,295,671

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
MEDIA & TELECOMMUNICATIONS (continued)
10,058,071	Cenveo Corp. Term Loan B 02/13/2017 (b)	10,208,942
7,697,944	Cumulus Media Holdings Inc. Term Loan 4.25%, 12/23/2020	7,743,670
2,945,251	Endurance Business Media, Inc. Term Loan 6.50%, 12/15/2014	765,765
9,884,524	Getty Images, Inc. Initial Term Loan 4.75%, 10/18/2019	9,499,472
10,264,897	Integra Telecom Holdings, Inc. Term Loan B 02/22/2019 (b)	10,336,392
5,500,000	Level 3 Financing Inc. Tranche B-III Term Loan 4.00%, 08/01/2019	5,522,688
7,000,000	Tranche B Term Loan 4.00%, 01/15/2020	7,022,750
9,604,520	Media General Inc. Term Loan B 4.25%, 07/31/2020	9,694,610
17,456,250	Tribune Co. Initial Term Loan 12/27/2020 (b)	17,475,888
7,223,000	TWCC Holding Corp. Second Lien Term Loan 7.00%, 06/26/2020	7,051,454
4,642,290	Univision Communications Inc. Replacement First-Lien Term Loan 03/01/2020 (b)	4,655,822

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
MEDIA & TELECOMMUNICATIONS (continued)
12,210,897	Univision Communications, Inc. Incremental Term Loan 03/02/2020 (b)	12,209,859

		108,482,983

METALS & MINERALS - 1.5%
3,109,375	Fairmount Minerals, Ltd. Tranche B-2 Term Loan 4.50%, 09/05/2019	3,125,699
16,000,000	Walter Energy, Inc. Term Loan B 04/02/2018 (b)	15,498,800

		18,624,499

RETAIL - 5.0%
5,470,919	Burlington Coat Factory Warehouse Corp. Term Loan B-2 4.25%, 02/23/2017	5,505,796
18,561,666	Guitar Center, Inc. Extended Term Loan 04/10/2017 (b)	18,546,260
3,676,386	J Crew Group, Inc. Initial Term Loan 03/05/2021 (b)	3,673,629
22,591,862	JC Penney Corp., Inc. Term Loan 6.00%, 05/22/2018	22,508,385
5,000,000	Men’s Wearhouse, Inc. (The) Bridge Term Loan 03/11/2015 (b)	5,000,000
5,727,796	Michaels Stores, Inc. Term Loan B 01/28/2020 (b)	5,743,203

		60,977,273

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE - 10.1%
4,593,936	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,592,329
7,568,818	Advantage Sales & Marketing, Inc. First Lien Term Loan 4.25%, 12/18/2017	7,612,982
650,220	Second Lien Term Loan 8.25%, 06/18/2018	662,616
10,343,750	AlixPartners, LLP First Lien Replacement Term Loan B-2 07/10/2020 (b)	10,380,936
9,921,818	Ceridian Corp. Dollar Replacement Term Loan 4.40%, 05/09/2017	9,982,589
6,195,920	EnergySolutions LLC Term Loan 6.75%, 08/12/2016	6,224,298
5,500,000	First Data Corp. Dollar Term Loan 4.15%, 03/23/2018	5,523,512
1,000,000	Term Loan B 4.15%, 09/24/2018	1,003,540
10,739,853	Moneygram International, Inc. Term Loan 03/27/2020 (b)	10,780,128

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
SERVICE (continued)
9,632,399	ServiceMaster Co. (The) Tranche B Term Loan 01/31/2017 (b)	9,669,532
17,908,028	Spin Holdco, Inc. First Lien Initial Term Loan 11/14/2019 (b)	17,932,651
14,813,963	Travelport LLC Term Loan 6.25%, 06/26/2019	15,182,016
683,905	Tranche 1 Term Loan 9.50%, 01/29/2016	708,696
1,039,361	Tranche 2 Term Loan 4.00%, 12/01/2016	1,068,812
27,533,669	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 04/02/2020 (b)	21,424,774

		122,749,411

TRANSPORTATION - 0.8%
4,988,993	Affinia Group, Inc. Tranche B-2 Term Loan 04/27/2020 (b)	5,003,536
1,812,739	Fram Group Holdings, Inc. and Prestone Holdings, Inc. First Lien Term Loan 07/28/2017 (b)	1,819,537
26,920	JHT Holdings, Inc. Second Lien Term Loan 7.50%, 04/24/2014 (c)	24,228

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
TRANSPORTATION (continued)
2,969,849	Pilot Travel Centers LLC Tranche B Term Loan 4.25%, 08/07/2019	2,989,346

		9,836,647

UTILITY - 6.5%
4,076,178	Entegra TC LLC Second Lien Term Loan 03/25/2017 (b)(c)	4,076,178
10,156,165	Third Lien Term Loan 0.00%, 10/19/2015	6,296,822
589,695	Equipower Resources Holdings LLC First Lien Term B Advance 4.25%, 12/21/2018	593,528
8,916,186	First Lien Term C Advance 4.25%, 12/31/2019	8,967,766
13,000,000	Texas Competitive Electric Holdings Co. LLC 2014 Non-Extended Term Loan 10/10/2014 (b)	9,329,580
40,877,210	2017 Extended Term Loan 4.74%, 10/10/2017	29,537,055
20,604,578	Topaz Power Holdings LLC Term Loan B Advance 02/26/2020 (b)	20,261,100

		79,062,029

	Total U.S. Senior Loans (Cost $1,019,110,098)	904,881,479

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (a) - 5.5%
CANADA - 3.7%
USD
10,791,667	Hudson’s Bay Co. First Lien Initial Term Loan 4.75%, 11/04/2020	10,950,844
10,479,452	Husky Injection Molding Systems, Ltd. and Yukon Acquisition Inc. New Term Loan 06/29/2018 (b)	10,526,033
15,904,761	Tervita Corp. Term Loan 6.25%, 05/15/2018	15,801,380
7,717,851	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E-1 08/05/2020 (b)	7,751,617

		45,029,874

FRANCE - 0.1%
EUR
1,269,011	Vivarte Acquisition/Capex Facility 1 2.54%, 03/08/2016	686,488

GERMANY - 0.0%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan 0.00%, 07/20/2016 (c)	336,075

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)
IRELAND - 0.3%
USD
3,571,429	Grifols Worldwide Operations USA, Inc. Tranche B Dollar Term Loan 02/27/2021 (b)	3,573,857

LUXEMBOURG - 0.3%
USD
3,386,080	Allnex (Luxembourg) & Cy S.C.A. Tranche B-1 Term Loan 4.50%, 10/03/2019	3,407,243

NEW ZEALAND - 1.1%
USD
4,149,213	Pacific Industrial Services US Finco LLC Second Lien Initial Term Loan 8.75%, 04/02/2019	4,258,130
9,328,125	Term Loan B 5.00%, 10/02/2018	9,472,431

		13,730,561

UNITED KINGDOM - 0.0%
GBP
1,036,333	Henson No. 4, Ltd. Term Loan Facility B (c)(d)	90,457
1,041,517	Term Loan Facility C (c)(d)	89,798

		180,255

	Total Foreign Denominated or Domiciled Senior Loans (Cost $70,774,765)	66,944,353

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (e)(f) - 10.6%
3,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.59%, 06/15/2022	2,790,000
1,000,000	Apidos CDO Series 2007-5A, Class C 1.69%, 04/15/2021	904,800
1,000,000	Apidos CLO Series 2013-12A, Class F 5.14%, 04/15/2025	883,400
1,000,000	ARES XI CLO, Ltd. Series 2007-11A, Class E 6.24%, 10/11/2021	1,003,750
5,028,988	ARES XII CLO, Ltd. Series 2007-12A, Class E 5.99%, 11/25/2020	5,008,453
1,500,000	Avenue CLO IV, Ltd. Series 2006-4A, Class C 1.69%, 11/07/2018	1,415,625
2,000,000	Babson CLO, Inc. Series 2005-2A, Class C1 1.94%, 07/20/2019	1,940,000
2,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 1.94%, 04/15/2021	1,856,720
1,000,000	Series 2007-2A, Class E 3.89%, 04/15/2021	951,000
1,410,000	Callidus Debt Partners CLO Fund V, Ltd. Series 5A, Class C 1.69%, 11/20/2020	1,333,677
3,000,000	Carlyle High Yield Partners X, Ltd. Series 2007-10A, Class E 3.44%, 04/19/2022	2,754,600

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,700,000	Catamaran CLO, Ltd. Series 2013-1A, Class E 5.24%, 01/27/2025	1,590,350
3,200,000	Series 2012-1A, Class E 5.49%, 12/20/2023	3,072,000
750,000	Series 2013-1A, Class F 5.74%, 01/27/2025	684,375
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.54%, 04/15/2021	883,750
3,000,000	Series 2007-15A, Class C 2.49%, 03/11/2021	2,845,553
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 1.00%, 04/13/2025	1,790,000
3,000,000	Series 2013-1A, Class E 5.39%, 04/20/2024	2,822,880
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.59%, 05/16/2019	1,880,000
1,500,000	Diamond Lake CLO, Ltd. Series 2006-1A, Class B2L 4.24%, 12/01/2019	1,444,500
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E 5.74%, 01/15/2025	977,500
2,500,000	Duane Street CLO II, Ltd. Series 2006-2A, Class E 3.99%, 08/20/2018	2,429,312
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.74%, 05/01/2022	2,577,750
1,000,000	Eaton Vance CDO IX, Ltd. Series 2007-9A, Class D 1.74%, 04/20/2019	960,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
2,000,000	Flagship CLO Series 2013-7A, Class E 4.97%, 01/20/2026	1,840,000
2,500,000	Fraser Sullivan CLO II, Ltd. Series 2006-2A, Class E 3.74%, 12/20/2020	2,361,375
12,900,000	Gale Force 4 CLO, Ltd. Series 2007-4A, Class E 6.64%, 08/20/2021	12,981,270
750,000	Gannett Peak CLO, Ltd. Series 2006-1A, Class C 1.76%, 10/27/2020	723,356
3,750,000	Series 2006-1A, Class D1 3.79%, 10/27/2020	3,618,750
1,695,322	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class E 5.24%, 08/01/2022	1,665,654
1,000,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 1.99%, 11/01/2021	912,500
814,466	Greywolf CLO, Ltd. Series 2007-1A, Class E 4.19%, 02/18/2021	781,887
1,250,000	Series 2013-1A, Class E 5.29%, 04/15/2025	1,109,375
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.83%, 08/21/2020	967,500
1,315,000	Halcyon Loan Investors CLO I, Inc. Series 2006-1A, Class C 1.69%, 11/20/2020	1,213,088

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,500,000	Series 2006-1A, Class D 3.74%, 11/20/2020	1,421,250
1,250,000	HarbourView CLO Series 6A, Class D 3.93%, 12/27/2019	1,181,250
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 6.98%, 11/12/2019	994,889
1,683,283	Hillmark Funding Series 2006-1A, Class D 3.83%, 05/21/2021	1,532,124
1,000,000	ING Investment Management Series 2006-3A, Class C 1.69%, 12/13/2020	952,000
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class E 3.74%, 01/20/2021	920,000
1,000,000	Jersey Street CLO, Ltd. Series 2006-1A, Class D 1.79%, 10/20/2018	953,760
2,500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.64%, 01/25/2019	2,325,000
636,115	Series 7A, Class D 2.09%, 11/15/2017	609,080
1,000,000	Landmark CDO, Ltd. Series 2007-9A, Class E 3.74%, 04/15/2021	938,100
2,000,000	Marlborough Street CLO, Ltd. Series 2007-1A, Class E 3.89%, 04/18/2019	1,906,000
1,926,229	Mayport CLO, Ltd. Series 2006-1A, Class B2L 4.09%, 02/22/2020	1,813,449

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
918,075	Mountain Capital CLO VI, Ltd. Series 2007-6A, Class E 3.54%, 04/25/2019	837,744
2,672,121	Navigator CDO, Ltd. Series 2006-2A, Class D 3.74%, 09/20/2020	2,531,834
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 4.89%, 06/02/2025	2,730,000
1,000,000	Palmer Square CLO, Ltd. Series 2013-2A, Class C 3.88%, 10/17/2025	969,300
1,500,000	Series 2013-2A, Class D 5.60%, 10/17/2025	1,423,950
944,878	Primus CLO II, Ltd. Series 2007-2A, Class E 4.99%, 07/15/2021	862,792
1,000,000	Red River CLO, Ltd. Series 1A, Class D 1.89%, 07/27/2018	917,500
648,102	Series 1A, Class E 3.99%, 07/27/2018	578,431
7,334,234	San Gabriel CLO, Ltd. Series 2007-1A, Class B2L 4.49%, 09/10/2021	7,045,265
3,000,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.93%, 05/27/2020	2,914,575
2,000,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L 1.59%, 04/27/2021	1,860,200
3,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.63%, 02/27/2021	2,822,100

Principal Amount ($)		Value ($)
Collateralized Loan Obligations (continued)
1,250,000	Stone Tower CLO V, Ltd. Series 2006-5A, Class D 3.99%, 07/16/2020	1,181,250
4,000,000	Stone Tower CLO VI, Ltd. Series 2007-6A, Class D 3.84%, 04/17/2021	3,738,000
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.24%, 11/01/2021	1,249,274
750,000	Venture V CDO, Ltd. Series 2005-1A, Class D 4.89%, 11/22/2018	725,625
6,000,000	Vibrant CLO, Ltd. 2012-1 Series 2012-1A, Class D 5.74%, 07/17/2024	5,730,000
1,500,000	Westbrook CLO, Ltd. Series 2006-1A, Class E 3.94%, 12/20/2020	1,428,750

	Total Collateralized Loan Obligations (Cost $121,190,623)	128,068,242

Corporate Bonds & Notes - 3.3%
BROADCASTING - 0.0%
500,000	Clear Channel Communications, Inc. 9.00%, 12/15/2019 (g)	527,500

CHEMICALS - 0.6%
6,500,000	TPC Group, Inc. 8.75%, 12/15/2020 (e)	7,158,125

ENERGY - 0.5%
4,455,000	Arch Coal, Inc. 7.00%, 06/15/2019 (e)(g)	3,463,762

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
ENERGY (continued)
3,000,000	Venoco, Inc. 8.88%, 02/15/2019	3,045,000

		6,508,762

FOOD & DRUG - 0.2%
2,000,000	SUPERVALU, Inc. 6.75%, 06/01/2021 (g)	2,037,500

GAMING & LEISURE - 0.6%
	Caesars Entertainment Operating Co., Inc.
5,000,000	10.00%, 12/15/2018 (g)	2,212,500
5,000,000	11.25%, 06/01/2017 (g)	4,825,000

		7,037,500

INFORMATION TECHNOLOGY - 0.4%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (e)(g)	4,262,457

MEDIA & TELECOMMUNICATIONS - 0.2%
1,809,000	Univision Communications, Inc. 6.75%, 09/15/2022 (e)(g)	2,010,251

RETAIL - 0.1%
1,619,000	JC Penney Corp., Inc. 5.65%, 06/01/2020 (g)	1,339,723

SERVICE - 0.2%
2,000,000	Cenveo Corp. 8.88%, 02/01/2018	2,050,000
581,628	Travelport LLC PIK 13.88%, 03/01/2016 (e)	616,526

		2,666,526

Principal Amount ($)		Value ($)
Corporate Bonds & Notes (continued)
UTILITY - 0.5%
8,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020 (e)	6,180,000

	Total Corporate Bonds & Notes (Cost $39,232,350)	39,728,344

Principal Amount
Foreign Corporate Bonds & Notes (g) - 0.8%
CANADA - 0.3%
USD
3,207,000	Tervita Corp. 8.00%, 11/15/2018 (e)	3,255,105

FINLAND - 0.5%
USD
6,000,000	Nokia OYJ 5.38%, 05/15/2019	6,345,000

	Total Foreign Corporate Bonds & Notes (Cost $9,162,092)	9,600,105

Shares
Claims (h)(i) - 0.1%
TELECOMMUNICATIONS - 0.1%
3,414,269	Wind Telecomunicazione SpA Trade Claim Facility 3692	1,194,277

	Total Claims (Cost $2,498,007)	1,194,277

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Shares		Value ($)
Common Stocks & Exchange-Traded Funds - 12.7%
BROADCASTING - 0.2%
304,726	Communications Corp. of America (c)(h)	2,532,273

ENERGY - 0.1%
1,118,286	Value Creation, Inc. (h)	1,677,429

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units (c)(h)(j)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (c)(h)(j)	—
436	LLV Holdco LLC - Series B, Membership Interest (c)(h)(j)	—

		—

HEALTHCARE - 0.0%
207,031	CCS Medical, Inc. (c)(h)(j)	82,812

HOUSING - 0.6%
1,648,350	CCD Equity Partners LLC (c)(h)	5,159,336
5,000,000	KAG Property LLC (h)	625,000
880,996	Las Vegas Land Holdings LLC (c)(h)	1,268,634
8	Nevada Land Group LLC (c)(h)(j)	—

		7,052,970

MEDIA & TELECOMMUNICATIONS - 8.9%
4,921	Endurance Business Media, Inc., Class A (c)(h)(j)	—
3,776,559	Media General, Inc. (h)(k)	69,375,389
501,736	Metro-Goldwyn-Mayer, Inc., Class A (h)	38,056,676

		107,432,065

OTHER - 1.9%
1,150,000	Highland/iBoxx Senior Loan, ETF (g)(j)	22,896,500

Shares		Value ($)
Common Stocks & Exchange-Traded Funds (continued)
REAL ESTATE INVESTMENT TRUST - 1.0%
1,101,402	Spirit Realty Capital, Inc., REIT (g)	12,093,394

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (c)(h)	2,124

UTILITY - 0.0%
286,159	Entegra TC LLC (h)	28,616

	Total Common Stocks & Exchange-Traded Funds (Cost $391,232,067)	153,798,183

Preferred Stocks (c)(h) - 0.0%
REAL ESTATE - 0.0%
126,583	Allenby	—
171,034	Claymore	—

	Total Preferred Stocks (Cost $297,617)	—

Units
Rights (h) - 0.4%
TRANSPORTATION - 0.4%
75,340	AAL, expires 04/11/14	5,514,146

	Total Rights (Cost $1,790,339)	5,514,146

Warrants (c)(h) - 0.0%
GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Units		Value ($)
Warrants (continued)
GAMING & LEISURE (continued)
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Shares
Investment Companies (l) - 1.6%
19,129,853	State Street Navigator Prime Securities Lending Portfolio	19,129,853

	Total Investment Companies (Cost $19,129,853)	19,129,853

Total Investments - 109.7% (Cost $1,674,417,811) (m)		1,328,858,982

Securities Sold Short (n) - (1.9)%
Common Stocks - (1.9)%
MEDIA & TELECOMMUNICATIONS - (1.9)%
495,997	Gannett Co., Inc.	(13,689,517)
196,763	LIN Media LLC, Class A (o)	(5,214,220)
145,936	Sinclair Broadcast Group, Inc., Class A	(3,953,406)

	Total Media & Telecommunications (Proceeds $22,970,418)	(22,857,143)

	Total Common Stocks (Proceeds $22,970,418)	(22,857,143)

	Total Securities Sold Short (Proceeds $22,970,418)	(22,857,143)

Other Assets & Liabilities, Net - (7.8)%		(93,986,335)

Net Assets - 100.0%		1,212,015,504

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $59,073,673, or 4.9% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2014.
(d)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $155,014,468 or 12.8% of net assets.
(f)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2014.
(g)	Securities (or a portion of securities) on loan. As of March 31, 2014, the market value of securities loaned was $18,823,977. The loaned securities were secured with cash collateral of $19,129,853. Collateral is calculated based on prior day’s prices.
(h)	Non-income producing security.
(i)	These positions represent claims that have been filed with the United State Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(j)	Affiliated issuer. Assets with a total aggregate market value of $22,979,312, or 1.9% of net assets, were affiliated with the Fund as of March 31, 2014.
(k)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(l)	Represents investments of cash collateral received in connection with securities lending.
(m)	Cost for U.S. federal income tax purposes is $1,696,086,687.
(n)	As of March 31, 2014, $48,444,159 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(o)	No dividend payable on security sold short.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2014	Highland Floating Rate Opportunities Fund

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	1,324,000	07/31/2014	$(17,036)
Sell	GBP	PNC	2,820,000	07/31/2014	(35,912)

					$(52,948)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2014	Highland Funds I

Valuation of Investments

In computing the Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate

Opportunities Fund (the “Funds”) net assets attributable to Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Funds’ net asset value materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements:

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of March 31, 2014	Highland Funds I

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2014 is as follows:

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Long/Short Equity Fund
Assets
Common Stocks(1)	$1,018,228,662	$1,018,228,662	$—	$—
Purchased Options Equity Contracts	1,676,500	1,676,500	—	—
Investment Companies	118,340,774	118,340,774	—	—
Other Financial Instruments
Equity Contracts – Swap Contracts	234,115	—	234,115	—

Total Assets	1,138,480,051	1,138,245,936	234,115	—

Liabilities
Securities Sold Short(1)	(361,549,528)	(361,549,528)	—	—
Other Financial Instruments
Foreign Exchange Contracts – Futures Contracts	(537,782)	(537,782)	—	—

Total Liabilities	(362,087,310)	(362,087,310)	—	—

Total	$776,392,741	$776,158,626	$234,115	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Consumer Discretionary	$2,811,927	$2,811,927	$—	$—
Financial	7,684,229	7,684,229	—	—
Healthcare
Biotechnology	35,825,276	35,825,276	—	—
Healthcare Distributors	9,602,733	9,602,733	—	—
Healthcare Equipment	30,116,983	29,666,255	—	450,728
Healthcare Facilities	7,568,241	7,568,241	—	—
Healthcare Services	13,503,724	12,412,066	—	1,091,658
Healthcare Supplies	380,400	380,400	—	—
Healthcare Technology	4,389,159	4,389,159	—	—
Life Sciences Tools & Services	20,413,817	20,413,817	—	—
Managed Healthcare	6,756,386	6,756,386	—	—
Pharmaceuticals	26,894,515	26,894,515	—	—
Industrials	4,562,000	4,562,000	—	—
Information Technology	3,880,806	3,880,806	—	—
Rights(1)
Equity Contracts	56,847	56,847	—	—
Warrants(1)
Equity Contracts	4,084,690	—	48,146	4,036,544
Investment Companies	52,868,425	52,868,425	—	—

Total Assets	231,400,158	225,773,082	48,146	5,578,930

Liabilities
Securities Sold Short(1)	(63,538,701)	(63,538,701)	—	—

Total Liabilities	(63,538,701)	(63,538,701)	—	—

Total	$167,861,457	$162,234,381	$48,146	$5,578,930

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans(1)	$904,881,479	$—	$847,915,130	$56,966,349	(2)
Foreign Denominated or Domiciled Senior Loans	66,944,353	—	66,428,023	516,330	(2)
Collateralized Loan Obligations	128,068,242	—	125,222,689	2,845,553
Corporate Bonds & Notes(1)	39,728,344	—	39,728,344	—
Foreign Corporate Bonds & Notes	9,600,105	—	9,600,105	—
Claims(1)	1,194,277	—	1,194,277	—
Common Stocks & Exchange-Traded Funds
Broadcasting	2,532,273	—	—	2,532,273
Energy	1,677,429	—	—	1,677,429
Gaming & Leisure	—	—	—	—	(2)
Healthcare	82,812	—	—	82,812
Housing	7,052,970	—	1,893,634	5,159,336	(2)
Media & Telecommunications	107,432,065	69,375,389	38,056,676	—	(2)
Other	22,896,500	22,896,500	—	—
Real Estate Investment Trust	12,093,394	12,093,394	—	—
Transportation	2,124	—	—	2,124
Utility	28,616	—	28,616	—
Preferred Stocks(1)	—	—	—	—	(2)
Rights(1)
Equity Contracts	5,514,146	—	5,514,146	—
Warrants(1)
Equity Contracts	—	—	—	—	(2)
Investment Companies	19,129,853	19,129,853	—	—

Total Assets	1,328,858,982	123,495,136	1,135,581,640	69,782,206

Liabilities
Securities Sold Short(1)	(22,857,143)	(22,857,143)	—	—
Other Financial Instruments
Foreign Currency Contracts – Forward Foreign Currency Exchange Contracts	(52,948)	(52,948)	—	—

Total Liabilities	(22,910,091)	(22,910,091)	—	—

Total	$1,305,948,891	$100,585,045	$1,135,581,640	$69,782,206

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the nine months ended March 31, 2014. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2013 or March 31, 2014.

	Balance as of June 30, 2013	Transfers into Level 3	Transfers Out of Level 3	Net Amortiz- ation (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2014	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
U.S. Senior Loans	$320,000	$—	$—	$—	$(480,000)	$480,000	$—	$(320,000)	$—	$—
Common Stocks
Healthcare Equipment	674,917	—	—	—	240,083	(224,189)	—	(240,083)	450,728	(224,189)
Healthcare Services	—	1,091,658	—	—	—	—	—	—	1,091,658	—
Warrants
Equity Contracts	2,582,227	3,057,267	—	—	—	(1,602,950)	—	—	4,036,544	(184,358)

Total	$3,577,144	$4,148,925	$—	$—	$(239,917)	$(1,347,139)	$—	$(560,083)	$5,578,930	$(408,547)

Highland Floating Rate Opportunities Fund
U.S. Senior Loans	$46,040,249	$30,108,835	$(40,743,460)	$(10,212)	$(58,115,629)	$56,029,579	$40,113,215	$(16,456,228)	56,966,349	$(981,920)
Foreign Denominated or Domiciled Senior Loans	6,248,247	—	(686,488)	11,147	(880,963)	614,653	—	(4,790,266)	516,330	(684,165)
Collateralized Loan Obligations	4,479,510	—	—	79,886	327,191	(121,034)	—	(1,920,000)	2,845,553	88,687
Claims	—	—	—	—	(2,260,867)	2,260,867	—	—	—	—
Common Stocks
Broadcasting	1,542,310	—	—	—	—	989,963	—	—	2,532,273	989,963
Energy	1,677,429	—	—	—	—	—	—	—	1,677,429	—
Gaming & Leisure(1)	—	—	—	—	—	8,551	—	(8,551)	—	8,551
Healthcare	12,479,828	—	—	—	—	(12,397,016)	—	—	82,812	(12,397,016)
Housing(1)	4,714,281	—	—	—	—	445,055	—	—	5,159,336	445,055
Media & Tele- communications	—	—	—	—	—	—	—	—	—	—
Transportation	—	—	—	—	—	2,124	—	—	2,124	2,124
Preferred Stocks
Real Estate	—	—	—	—	—	(297,617)	297,617	—	—	(297,617)
Warrants
Equity Contracts	66,600	—	—	—	—	(47,766)	—	(18,834)	—	—

Total	$77,248,454	$30,108,835	$(41,429,948)	$80,821	$(60,930,268)	$47,487,359	$40,410,832	$(23,193,879)	$69,782,206	$(12,826,338)

(1)	Balance as of June 30, 2013 reflects an industry reclassification for Nevada Land Group, LLC from Gaming & Leisure to Housing.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended March 31, 2014, a net amount of $4,148,925 and $11,321,113 of the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund’s portfolio investments, respectively, was transferred between Level 2 and Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between Level 3 and Level 2 were due to management’s assessment of the observable and unobservable inputs used for valuing the assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of March 31, 2014	Highland Funds I

For the nine months ended March 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 3/31/14	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Common Stocks	$1,542,386	Fair Valuation - Multiple Scenarios	Discount Rate	22%
			Scenario Probabilities	Various
Warrants	4,036,544	Option Pricing Model	Custom Volatility	75%

Total	$5,578,930

Highland Floating Rate Opportunities Fund

Debt	$60,328,232	Third-Party Pricing Vendor	N/A	N/A
		Multiple Analysis	Discount Rate	10%
			Asset Specific Discount	75% - 90%
			Liquidity Discount	10% - 30%
		Liquidation Analysis	Discount Rate	15%
		Debt - Loan Spread	Weighting of Comparables	Equal Weights
			Weighted Avg DM	5%
			Liquidity Discount	20%
			Multiple Discount	10%
			Scenario Probabilities	Various
		Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flows	Liquidity Discount	25%
			Discount Rate	30%
Common Stocks	9,453,974	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Liquidity Discount	20%
			Minority Discount	20%
			Discount Rate	15%

Total	$69,782,206

The significant unobservable inputs used in the fair value measurement of the Funds’ debt investments are discount rates, scenario probabilities, weighted comparables and liquidity discounts. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities Sold Short

The Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Securities and cash held as collateral for short sales are shown on the Investment Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enters into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract. For the nine months ended March 31, 2014, the open values of the Floating Rate Opportunities Fund’s forward foreign currency exchange contracts were EUR 1,324,000 and GBP 2,820,000.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of March 31, 2014	Highland Funds I

For the nine months ended March 31, 2014, the Long/Short Equity Fund and the Long/Short Healthcare Fund did not invest in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. During the nine months ended March 31, 2014, the Long/Short Equity Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

During the nine months ended March 31, 2014, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the nine months ended March 31, 2014, the Long/Short Equity Fund and the Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of March 31, 2014	Highland Funds I

Transactions in written options for the nine months ended March 31, 2014 were as follows:

Long/Short Equity Fund	Number of Contracts	Premium
Outstanding, June 30, 2013	2,500	$188,490
Call Options Written	37,575	13,997,910
Put Options Written	600	296,279
Call Options Exercised	(11,650)	(6,359,154)
Call Options Expired	(11,000)	(1,587,125)
Put Options Expired	(2,500)	(188,490)
Call Options Closed	(14,925)	(5,882,694)
Put Options Closed	(600)	(465,216)

Outstanding, March 31, 2014	—	$—

Long/Short Healthcare Fund	Number of Contracts	Premium
Outstanding, June 30, 2013	662	$30,609
Call Options Written	165	24,326
Call Options Expired	(827)	(54,935)

Outstanding, March 31, 2014	—	$—

During the nine months ended March 31, 2014, the Floating Rate Opportunities Fund did not invest in options.

Swap Contracts

The Funds use swaps as part of their investment strategy or to manage their exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty. During the nine months ended March 31, 2014, the Long/Short Equity Fund invested in swap contracts as detailed on the Investment Portfolio.

During the nine months ended March 31, 2014, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund did not invest in swap contracts.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2014, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$58,013,821	$24,131,223	$33,882,598	$1,104,363,338
Long/Short Healthcare Fund	12,006,114	9,222,158	2,783,956	228,616,202
Floating Rate Opportunities Fund	110,656,407	477,884,112	(367,227,705)	1,696,086,687

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of March 31, 2014	Highland Funds I

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the nine months ended March 31, 2014:

Issuer	Shares/Units at March 31, 2014	Market Value June 30, 2013	Market Value March 31, 2014	Affiliated Income	Purchases	Sales
CCS Medical, Inc. (Common Stocks & Exchange Traded Funds)	207,031	$12,479,828	$82,812	$—	$—	$—
Endurance Business Media, Inc. (Common Stocks & Exchange-Traded Funds)	4,921	—	—	—	—	—
Highland/iBoxx Senior Loan, ETF (Common Stocks & Exchange-Traded Funds)	1,150,000	22,954,000	22,896,500	885,751	—	—
LLV Holdco, LLC (Common Stocks & Exchange-Traded Funds)	34,992	—	—	—	—	—
Nevada Land Group LLC (Common Stocks & Exchange-Traded Funds)	8	—	—	—	—	—

	1,396,952	$35,433,828	$22,979,312	$885,751	$—	$—

At March 31, 2014, the Long/Short Equity Fund and the Long/Short Healthcare Fund did not hold any affiliated securities.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans(a) - 94.6%
AEROSPACE - 2.5%
1,246,859	American Airlines Class B Term Loan, 3.750%, 06/27/19	1,252,869
741,244	Sequa Corp. Initial Term Loan, 5.250%, 06/19/17	728,116
1,810,812	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	1,814,208

		3,795,193

BROADCASTING - 5.5%
992,500	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	985,305
977,846	Charter Communications Operating, LLC Term F Loan, 3.000%, 12/31/20(b)	970,566
1,596,561	Clear Channel Communications, Inc. Tranche B Term Loan, 3.805%, 01/29/16	1,580,236
2,870,212	Clear Channel Communications, Inc. Tranche D Term Loan, 6.905%, 01/30/19	2,815,979
1,783,227	Clear Channel Communications, Inc. Tranche E Term Loan, 7.655%, 07/30/19	1,784,038

		8,136,124

CABLE/WIRELESS VIDEO - 0.7%
1,090,614	WideOpenWest Finance, LLC Term B Loan, 4.750%, 04/01/19	1,093,853

CHEMICALS - 4.0%
1,478,087	Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term B Loan, 4.000%, 02/01/20	1,481,272
2,131,972	Ineos US Finance, LLC Cash Dollar Term Loan, 3.750%, 05/04/18(b)	2,122,836

Principal Amount ($)		Value ($)
CHEMICALS (continued)
2,425,912	Univar, Inc. Term B Loan, 5.000%, 06/30/17(b)	2,422,710

		6,026,818

CONSUMER NON-DURABLES - 0.4%
91,912	Spectrum Brands, Inc. Tranche C Term Loan, 3.500%, 09/04/19	92,127
498,741	Yankee Cable Acquisition, LLC Term Loan, 4.500%, 03/01/20	503,292

		595,419

CONSUMER PRODUCTS - 0.5%
776,897	Serta Simmons Super Holdings, LLC Term Loan, 4.250%, 10/01/19	780,999

DIVERSIFIED MEDIA - 0.2%
456,630	R.H. Donnelley, Inc. Loan, 4.000%, 12/31/16	290,818

ENERGY - 2.6%
1,400,000	Chesapeake Energy Corp. Loan, 5.750%, 12/02/17	1,433,446
750,000	Energy Transfer Equity, L.P. Loan, 3.250%, 12/02/19(b)	749,310
680,651	FTS International, Inc. Term Loan, 8.500%, 05/06/16	693,920
997,494	Peabody Energy Corporation Term Loan, 4.250%, 09/24/20(b)	1,001,688

		3,878,364

FINANCIAL - 2.7%
1,496,241	Hub International Limited Initial Term Loan, 4.750%, 10/02/20	1,500,767

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FINANCIAL (continued)
2,000,000	Nuveen Investments, Inc. Tranche B First-Lien Term Loan, 4.155%, 05/13/17	2,008,030
495,000	Ocwen Loan Servicing Initial Term Loan, 5.000%, 02/15/18	497,990

		4,006,787

FOOD & DRUG - 0.7%
1,033,366	Supervalu, Inc. New Term Loan, 5.000%, 03/21/19	1,036,306

FOOD/TOBACCO - 5.4%
1,282,606	Dunkin’ Brands, Inc. Term B-4 Loan, 3.250%, 02/07/21	1,274,994
1,986,247	HJ Heinz Company Term B-1 Loan, 3.250%, 06/07/19(b)	1,993,129
2,483,119	HJ Heinz Company Term B-2 Loan, 3.500%, 06/05/20(b)	2,496,578
462,500	OSI Restaurant Partners, LLC 2013 Replacement Term Loan, 3.500%, 10/28/19	462,368
1,390,733	Pinnacle Foods Finance, LLC New Term Loan G, 3.250%, 04/29/20(b)	1,385,914
498,123	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.250%, 04/29/20(b)	495,989

		8,108,972

FOREST PRODUCTS/CONTAINERS - 1.6%
994,975	Berry Plastics Corp. Term D Loan, 3.500%, 02/08/20	992,055
1,388,870	Reynolds Group Holdings, Inc. Incremental U.S. Term Loan, 4.000%, 11/30/18	1,395,078

		2,387,133

Principal Amount ($)		Value ($)
GAMING/LEISURE - 9.3%
1,995,000	Caesars Entertainment Resort Properties, LLC Term B Loan, 7.000%, 10/11/20	2,024,028
750,000	Caesars Entertainment Operating Co., Inc. Term B-5 Loan, 4.489%, 01/28/18	698,906
3,566,535	Caesars Entertainment Operating Co., Inc. Term B-6 Loan, 5.489%, 01/28/18	3,368,396
1,246,875	CityCenter Holdings, LLC Term B Loan, 5.000%, 10/16/20(b)	1,259,250
2,536,763	Hilton Worldwide Finance Initial Term Loan, 3.750%, 10/25/20(b)	2,543,790
2,000,000	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20(b)	1,999,810
498,750	Mohegan Tribal Gaming Authority Term B Loan, 5.500%, 11/19/19(b)	510,169
1,236,002	Seaworld Parks & Entertainment, Inc. Term B-2 Loan, 3.000%, 05/14/20(b)	1,219,266
246,875	Six Flags Theme Parks, Inc. Tranche B Term Loan, 3.500%, 12/20/18	248,387

		13,872,002

HEALTHCARE - 7.8%
2,244,347	Biomet Dollar Term B-2 Loan, 3.654%, 07/25/17(b)	2,250,238
1,110,939	CHS/Community Health Systems, Inc. Extended Term Loan, 3.483%, 01/25/17	1,120,254
790,476	Envision Healthcare Corporation Initial Term Loan, 4.000%, 05/25/18	793,108
1,742,497	HCA, Inc. Tranche B-4 Term Loan, 2.997%, 05/01/18(b)	1,744,030

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE (continued)
1,294,123	HCA, Inc. Tranche B-5 Term Loan, 2.905%, 03/31/17(b)	1,295,101
998,788	IMS Health Incorporated Term B Dollar Loan, 3.750%, 03/17/21	998,524
435,963	MultiPlan, Inc. Term B-1 Loan, 4.000%, 08/26/17	436,018
991,219	Pharmaceutical Product Development, Inc. (Jaguar Holdings, LLC) 2013 Term Loan, 4.000%, 12/05/18	995,471
1,995,000	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.750%, 08/05/20	2,003,728

		11,636,472

HOUSING - 0.4%
494,962	HD Supply, Inc. Term Loan 2014, 4.000%, 06/28/18	496,199
29,930	Realogy Group, LLC Extended Synthetic Commitment, 4.400%, 10/10/16	30,092

		526,291

INFORMATION TECHNOLOGY - 10.1%
988,242	Alcatel-Lucent USA, Inc. U.S. Term Loan, 4.500%, 01/30/19	994,651
498,750	Applied Systems Initial Term Loan (First Lien), 4.250%, 01/25/21(b)	501,348
727,464	Avaya, Inc. Replacement Term B-6 Loan, 6.500%, 03/31/18	729,963
1,729,257	Avaya, Inc. Term B-3 Loan, 4.734%, 10/26/17(b)	1,691,516
2,244,375	BMC Software Finance Initial US Term Loan, 5.000%, 09/10/20	2,251,187

Principal Amount ($)		Value ($)
INFORMATION TECHNOLOGY (continued)
1,482,596	CDW, LLC Term Loan, 3.250%, 04/29/20(b)	1,471,343
2,743,750	Dell International, LLC Term B Loan, 4.500%, 04/29/20	2,729,743
1,000,000	Dell International, LLC Term C Loan, 3.750%, 10/29/18	997,985
1,487,067	Freescale Seminconductor, Inc. Tranche B-4 Term Loan, 5.000%, 02/28/20	1,496,473
2,261,438	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20(b)	2,257,673

		15,121,882

MANUFACTURING - 2.8%
396,000	Apex Tool Group, LLC Term Loan, 4.500%, 01/31/20	393,327
1,493,123	Gardner Denver, Inc. Initial Dollar Term Loan, 4.250%, 07/30/20(b)	1,494,990
750,000	Husky Injection Molding Systems, Ltd. (Yukon Acquisition, Inc.) New Term Loan, 4.250%, 07/02/18(b)	753,334
1,493,747	Rexnord, LLC/RBS Global, Inc. Term B Loan, 4.000%, 08/21/20(b)	1,497,160

		4,138,811

MEDIA/TELECOMMUNICATIONS - 11.7%
742,933	Affinion Group, Inc. Tranche B Term Loan, 6.750%, 10/09/16	733,538
498,741	AMC Entertainment Initial Term Loan, 3.500%, 04/30/20(b)	499,192
1,581,364	Cequel Communications, LLC Term Loan, 3.500%, 02/14/19	1,584,242
249,375	Crown Castle Operating Company Non-Extended Incremental Tranche B Term Loan, 3.250%, 01/31/19	249,545

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
1,496,250	Crown Castle Operating Company Extended Incremental Tranche B-2 Term Loan, 3.250%, 01/31/21(b)	1,493,632
396,000	Fairpoint Communications, Inc. Term Loan, 7.500%, 02/14/19	409,189
1,610,225	Getty Images, Inc. Initial Term Loan, 4.750%, 10/18/19(b)	1,547,499
500,000	Level 3 Financing Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	502,062
1,738,687	Nielsen Finance, LLC Class E Dollar Term Loan, 2.904%, 05/01/16(b)	1,742,930
545,646	Regal Cinemas Corp. Term Loan, 2.747%, 08/23/17	548,589
718,921	SuperMedia, Inc. Loan, 11.600%, 12/30/16	540,841
1,309,323	TWCC Holding Corp. Term Loan, 3.500%, 02/13/17(b)	1,286,416
1,387,270	Univision Communications, Inc. Replacement First-Lien Term Loan, 4.000%, 03/01/20	1,391,314
992,481	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20	992,397
2,500,000	Virgin Media Investment Holdings Limited B Facility, 3.500%, 06/08/20(b)	2,496,762
1,336,940	Zayo Group, LLC Term Loan, 4.000%, 07/02/19	1,339,781

		17,357,929

Principal Amount ($)		Value ($)
METALS/MINERALS - 1.6%
1,485,555	Arch Coal, Inc. Term Loan, 6.250%, 05/16/18	1,466,674
942,052	Walter Energy, Inc. B Term Loan, 6.750%, 04/02/18(b)	912,542

		2,379,216

RETAIL - 5.9%
494,355	Academy, Ltd. Initial Term Loan (2012), 4.500%, 08/03/18	496,829
497,500	American Builders & Contractors Supply Co. Term B Loan, 3.500%, 04/16/20	497,102
1,243,125	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.500%, 09/26/19(b)	1,248,825
500,000	Gymboree Corporation Term Loan, 5.000%, 02/23/18	451,597
816,572	J. Crew Group, Inc. Initial Loan, 4.000%, 02/28/21	815,959
1,738,744	J.C. Penney Corporation, Inc. Loan, 6.000%, 05/22/18	1,732,319
1,250,000	Michaels Stores, Inc. Term B Loan, 3.750%, 01/28/20	1,253,363
842,139	Party City Holdings, Inc. 2014 Replacement Term Loan, 4.000%, 07/27/19(b)	843,866
568,614	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	570,553
500,000	Sears Roebuck Acceptance Corp. (KMART Corporation) Term Loan, 5.500%, 06/30/18	503,250
485,198	Toys ‘R’ Us - Delaware, Inc. Initial Loan, 6.000%, 09/01/16	440,470

		8,854,133

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
SERVICE - 9.2%
1,243,703	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19	1,243,267
2,860,743	Asurion, LLC Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19(b)	2,871,843
750,000	Brand Energy & Infrastructure Services, Inc. Initial Term Loan, 4.750%, 11/26/20(b)	753,937
569,188	Education Management, LLC Tranche C-2 Term Loan, 4.250%, 06/01/16	501,361
500,000	First Data Corporation 2017 Second New Dollar Term Loan, 3.656%, 03/24/17(b)	500,025
2,800,000	First Data Corporation 2018 Dollar Term Loan, 4.155%, 03/23/18(b)	2,811,970
500,000	First Data Corporation 2018B New Term Loan, 4.156%, 09/24/18	501,770
1,285,667	Sabre, Inc. Term B Loan, 5.250%, 02/19/19	1,287,410
793,202	ServiceMaster Company Tranche B Term Loan, 4.410%, 01/31/17(b)	796,260
1,713,341	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 3.750%, 04/02/20(b)	1,333,202
1,134,884	West Corporation Term B-10 Loan, 3.250%, 06/30/18	1,130,628

		13,731,673

TRANSPORTATION - 3.1%
2,240,404	Chrysler Group, LLC Term Loan B, 3.500%, 05/24/17(b)	2,243,440
878,595	Federal-Mogul Corporation Tranche C Term Loan, 2.098%, 12/28/15(b)	876,618

Principal Amount ($)		Value ($)
TRANSPORTATION (continued)
1,519,341	Federal-Mogul Corporation Tranche B Term Loan, 2.098%, 12/29/14(b)	1,515,923

		4,635,981

UTILITY - 5.9%
440,035	AES Corporation 2013 Other Term Loan, 3.750%, 06/01/18	442,374
890,829	Calpine Corporation Term Loan (3/11), 4.000%, 04/01/18	894,851
743,715	Calpine Corporation Term Loan, 4.000%, 10/09/19	746,913
1,736,219	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18(b)	1,723,128
4,000,000	Texas Competitive Electric Holdings Co., LLC 2017 Term Loan (Extending), 4.737%, 10/10/17	2,890,320
3,000,000	Texas Competitive Electric Holdings Co., LLC 2014 Term Loan (Non- Extending), 3.737%, 10/10/14	2,152,980

		8,850,566

	Total US Senior Loans (Cost $142,234,720)	141,241,742

Foreign Domiciled Senior Loans(a) - 4.6%
CANADA - 1.7%
USD
627,143	Bombardier Recreational Products, Inc. Term B Loan, 4.000%, 01/30/19(b)	628,466
1,850,000	Hudson’s Bay Company Initial Term Loan (First Lien), 4.750%, 11/04/20	1,877,288

		2,505,754

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2014	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
GERMANY - 0.8%
USD
1,244,373	Springer SBM Two GmbMBH Initial Term B2 Loan, 5.000%, 08/14/20(b)	1,248,262

NETHERLANDS - 1.1%
USD
840,080	Tronox Pigments BV New Term Loan, 4.500%, 03/19/20	846,175
750,000	UPC Financing Partnership Facility AH, 3.250%, 06/30/21	749,261

		1,595,436

UNITED KINGDOM - 1.0%
USD
1,494,969	Alpha Topco Limited New Facility B (USD), 4.500%, 04/30/19(b)	1,507,235

Total Foreign Domiciled Senior Loans (Cost $6,874,520)		6,856,687

Total Investments - 99.2% (Cost $149,109,240)(c)		148,098,429

Other Assets & Liabilities, Net - 0.8%		1,146,021

Net Assets - 100.0%		149,244,450

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2014. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Cost for U.S. federal income tax purposes is $149,109,240.

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$588,633	$(1,599,444)	$(1,010,811)	$149,109,240

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

USD — United States Dollars

Foreign Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Media/Telecommunications	1.5%
Retail	1.3%
Technology	0.8%
Chemicals	0.6%
Gaming/Leisure	0.4%

4.6%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) As of March 31, 2014	Highland/iBoxx Senior Loan ETF

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Fund’s Board of Trustees (the “Board”).

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events occur between the time when market price is determined and calculation of the Fund’s net asset value materially affect the value of securities), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest.

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The fair value of the Fund’s loans are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded) As of March 31, 2014	Highland/iBoxx Senior Loan ETF

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2014 is as follows:

	Total Market Value at 03/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$141,241,742	$—	$141,241,742	$—
Foreign Domiciled Senior Loans*	6,856,687	—	6,856,687	—

Total	$148,098,429	$—	$148,098,429	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2. For the period ended March 31, 2014, there were no Level 3 securities.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the Securities and Exchange Commission.

HFI-QH-001-0200

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(principal executive officer)

Date:	May 30, 2014

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(principal financial officer)

Date:	May 30, 2014